Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 11: Subsequent Events

On October 3, 2012, the Company and its subsidiaries entered into a credit agreement with Bank of America, N.A. and The Huntington National Bank. The credit agreement provides us with a $100 million senior secured credit facility, comprised of a five-year $25 million term loan and a $75 million revolving line of credit. Borrowings pursuant to the credit agreement bear interest at either a base rate or a LIBOR-based rate, at the Company's option. The LIBOR-based rate ranges from LIBOR plus 1.75% to 2.25%, depending on The Tile Shop's leverage ratio. The base rate will be equal to the greatest of: (a) the Federal funds rate plus 0.50%, (b) the Bank of America "prime rate," and (c) the Eurodollar rate plus 1.00%, in each case plus 0.75% to 1.25% depending on The Tile Shop's leverage ratio. Borrowings under the term loan require quarterly principal payments of $0.875 million. The credit agreement contains customary events of default, conditions to borrowings, and restrictive covenants, including restrictions on our ability to dispose of assets, make acquisitions, incur additional debt, incur liens, make investments, or enter into certain types of related party transactions. The credit agreement also includes financial and other covenants including covenants to maintain certain fixed charge coverage ratios and rent adjusted leverage ratios. In connection with the credit agreement, the Company and its subsidiaries also (i) entered into a security agreement pursuant to which the Company and each of its subsidiaries granted to the lenders under the credit agreement a first priority security interest in certain accounts, inventory, equipment, general intangibles, chattel paper, letters of credit, and other assets to secure the Company's obligations and those of its subsidiaries under the credit agreement and (ii) agreed to guaranty the Company's obligations and those of its subsidiaries under the credit agreement.

The Company has used borrowings pursuant to the credit agreement to pay all outstanding obligations pursuant to the Promissory Notes issued in connection with the Business Combination. Due to the fact that the Company effectively refinanced the Promissory Notes with borrowings under its credit facility, the Company has classified the Promissory Notes obligation as of September 30, 2012 in accordance with our payment obligations under its credit facility. Accordingly, the portion of the term loan provided by the credit facility that is required to be repaid within a year, along with the accrued interest on the Promissory Notes have been included in current liabilities on the September 30, 2012 balance sheet.

Additional borrowings pursuant to the credit facility may be used to support our growth and for working capital purposes.

Note 11. Subsequent Events

On January 1, 2012, the Company granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to its directors. The Restricted Stock Units are a new series of common units designated by the Board under the LLC agreement. These awards will vest equally over a four year period on the anniversary of issuance. If a significant event occurs prior to the fourth anniversary of the effective date, and the directors are still serving as a Manager of the Company at the time that such significant event occurs, then all of the Restricted Stock Units that have not become vested at the time that such Significant Event occurs shall automatically vest immediately prior to the closing of such significant event, and the directors shall be entitled to retain all of the Restricted Stock Units. The Restricted Stock Units are subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by the Company to the common holders with respect to their common units. No distributions shall be paid to the Series 2012 holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

On June 27, 2012, the Company entered into a Contribution and Merger Agreement with JWC Acquisition Corp. (JWCAC), and the other parties thereto, which provided for a business combination of JWCAC and The Tile Shop, LLC under the Company. As a result of the transaction, which was consummated on August 21, 2012, the Company owns directly or indirectly all of the equity in The Tile Shop, LLC and JWCAC. Former JWCAC stockholders, on the one hand, and the former owners of The Tile Shop, LLC, on the other hand, held approximately 25% and 75%, respectively, of the issued and outstanding shares of common stock of the Company immediately following the closing.

The effect of the changes in the nature of the equity ownership resulting from this transaction have been retroactively applied to all periods presented. In addition, because the Company became a publicly-traded company in connection with this transaction, earnings per share disclosures have been included for all periods.

Basic and diluted earnings per share are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Common stock issued to investors in the LLC as part of this transaction have been retroactively applied to all periods presented for the purpose of the earnings per share calculation.